Supplemental Information on Gas Producing Activities (Unaudited) (Costs Incurred for Property Acquisitions, Exploration and Development) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Acquisitions:
Proved leaseholds	$ 0	$ 439,284	$ 0
Unproved leaseholds	100,172	233,185	305,000
Development costs	616,836	734,106	184,217
Exploration costs:
Geological and geophysical	$ 1,276	$ 4,018	9,951
Marcellus Joint Venture
Acquisitions:
Unproved leaseholds			0
Development costs			46,571
Exploration costs:
Geological and geophysical			0
Total costs incurred			$ 46,571